Deferred charges, net (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred charges, net

Dry - docking Costs

As of January 1, 2017	$11,782
Additions	3,949
Amortization	(4,472)
As of December 31, 2017	$11,259
Additions	2,635
Amortization	(4,200)
Write - off	(125)
As of December 31, 2018	$9,569